Document and Entity Information	Jan. 19, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001527599
Document Type	8-K
Document Period End Date	Jan. 19, 2023
Entity Registrant Name	SYNLOGIC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37566
Entity Tax Identification Number	26-1824804
Entity Address, Address Line One	301 Binney
Entity Address, Address Line Two	St.
Entity Address, Address Line Three	Suite 402
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	401-9975
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SYBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false